Intangible Assets, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expenses related to intangible assets	¥ 45,950	¥ 214,028	¥ 274,019
Estimated amortization expenses for 2026	3,114
Estimated amortization expenses for 2027	3,114
Estimated amortization expenses for 2028	3,114
Estimated amortization expenses for 2029	¥ 1,311